Preferred stock (Composition of Preferred Stock) (Parenthetical) (Detail) - shares	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Number of shares Authorized	4,214,752,000	4,214,752,000	4,251,442,000
First to fourth series class XIV Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
First to fourth series class XV Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	900,000,000
First to fourth series class XVI Preferred Stock | Maximum
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000